UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:  Cadmus Capital Management, LLC

Address:  150 East 52nd Street, 27th Floor
          New York, New York 10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Laura Roche
Title:  Chief Financial Officer
Phone:  (212) 829-1633


Signature, Place and Date of Signing:


/s/ Laura Roche                 New York, New York        November 14, 2005
--------------------           -------------------     --------------------
     [Signature]                [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      58

Form 13F Information Table Value Total: $333,656
                                        (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                    FORM 13F INFORMATION TABLE

                                 TITLE                         MARKET
                                  OF                           VALUE     SHARES OR    SH/  PUT/  INVESTMENT  OTHER  VOTING AUTHORITY
NAME OF SECURITY                CLASS           CUSIP NUMBER   (X000)    PRN AMT      PRN  CALL  DISCRETION  MGRS        SOLE
OVERSTOCK COM INC DEL        NOTE 3.750% 12/0   690370AB7       2,228    2,700,000    PRN          SOLE     NONE           SOLE
DOMTAR INC                          COM         257561100       1,253      195,000    SH           SOLE     NONE        195,000
LAIDLAW INTL INC                    COM         50730R102       8,791      363,700    SH           SOLE     NONE        363,700
ABM INDS INC                        COM         000957100         624       30,000    SH           SOLE     NONE         30,000
ABX AIR INC                         COM         00080S101      18,856    2,299,514    SH           SOLE     NONE      2,299,514
AETHER HLDGS INC                    COM         00809C106       7,113    2,086,030    SH           SOLE     NONE      2,086,030
AFFIRMATIVE INS HLDGS INC           COM         008272106       4,368      300,000    SH           SOLE     NONE        300,000
ARMOR HOLDINGS INC                  COM         042260109       1,333       31,000    SH           SOLE     NONE         31,000
AMERITRADE HLDG CORP NEW            COM         03074K100      10,842      505,000    SH           SOLE     NONE        505,000
ALLEGHENY ENERGY INC                COM         017361106       1,843       60,000    SH           SOLE     NONE         60,000
BROOKFIELD HOMES CORP               COM         112723101      20,524      369,600    SH           SOLE     NONE        369,600
BAY VIEW CAP CORP DEL             COM NEW       07262L309       6,523      425,759    SH           SOLE     NONE        425,759
OCHARLEYS INC                       COM         670823103       6,130      428,384    SH           SOLE     NONE        428,384
CERADYNE INC                        COM         156710105       2,568       70,000    SH           SOLE     NONE         70,000
CENTEX CORP                         COM         152312104         646       10,000    SH           SOLE     NONE         10,000
DHB INDS INC                        COM         23321E103       5,891    1,406,000    SH           SOLE     NONE      1,406,000
DIAMONDS TR                     UNIT SER 1      252787106      11,895      112,480    SH           SOLE     NONE        112,480
DEL MONTE FOODS CO                  COM         24522P103         537       50,000    SH           SOLE     NONE         50,000
EMAGEON INC                         COM         29076V109       2,137      157,616    SH           SOLE     NONE        157,616
FIELDSTONE INVT CORP                COM         31659U300       2,449      210,000    SH           SOLE     NONE        210,000
FEDERAL NATL MTG ASSN               COM         313586109       9,883      220,500    SH           SOLE     NONE        220,500
FEDERAL HOME LN MTG CORP            COM         313400301       6,316      111,860    SH           SOLE     NONE        111,860
GOVERNMENT PPTYS TR INC             COM         38374W107      18,090    1,845,889    SH           SOLE     NONE      1,845,889
HIGHLAND HOSPITALITY CORP           COM         430141101       2,184      212,900    SH           SOLE     NONE        212,900
HOLLINGER INTL INC                 CL A         435569108      13,073    1,334,000    SH           SOLE     NONE      1,334,000
HONEYWELL INTL INC                  COM         438516106         688       18,350    SH           SOLE     NONE         18,350
ICONIX BRAND GROUP INC              COM         451055107       1,327      147,446    SH           SOLE     NONE        147,446
L-3 COMMUNICATIONS HLDGS INC        COM         502424104       1,107       14,000    SH           SOLE     NONE         14,000
MFA MTG INVTS INC                   COM         55272X102       1,226      200,000    SH           SOLE     NONE        200,000
MONOGRAM BIOSCIENCES INC            COM         60975U108       8,180    3,480,975    SH           SOLE     NONE      3,480,975
ANNALY MTG MGMT INC                 COM         035710409       8,547      660,000    SH           SOLE     NONE        660,000
NORTHROP GRUMMAN CORP               COM         666807102       1,126       20,720    SH           SOLE     NONE         20,720
NOVELIS INC                         COM         67000X106       8,910      415,600    SH           SOLE     NONE        415,600
OFFICE DEPOT INC                    COM         676220106       3,267      110,000    SH           SOLE     NONE        110,000
ISHARES TR                    S&P 100 IDX FD    464287101      11,913      210,100    SH           SOLE     NONE        210,100
PRESTIGE BRANDS HLDGS INC           COM         74112D101       2,752      223,400    SH           SOLE     NONE        223,400
PDI INC                             COM         69329V100       4,630      302,387    SH           SOLE     NONE        302,387
PHH CORP                          COM NEW       693320202      18,398      670,000    SH           SOLE     NONE        670,000
POPE & TALBOT INC                   COM         732827100       2,207      216,200    SH           SOLE     NONE        216,200
PRICE COMMUNICATIONS CORP         COM NEW       741437305       4,725      287,230    SH           SOLE     NONE           SOLE
PAREXEL INTL CORP                   COM         699462107       4,925      245,156    SH           SOLE     NONE        245,156
PRICESMART INC                      COM         741511109       1,493      176,455    SH           SOLE     NONE        176,455
PRICESMART INC               RIGHT 99/99/9999   741511117          51       85,719    SH           SOLE     NONE        287,230
TRANSOCEAN INC                      ORD         G90078109       4,905       80,000    SH           SOLE     NONE         80,000
STIFEL FINL CORP                    COM         860630102       8,171      227,600    SH           SOLE     NONE        227,600
SEARS HLDGS CORP                    COM         812350106      17,010      136,700    SH           SOLE     NONE        136,700
SUNTERRA CORP                     COM NEW       86787D208       3,676      280,000    SH           SOLE     NONE        280,000
SWIFT TRANSN CO                     COM         870756103       2,384      134,700    SH           SOLE     NONE        134,700
NELSON THOMAS INC                   COM         640376109       3,065      163,400    SH           SOLE     NONE        163,400
TRM CORP                            COM         872636105       2,886      190,000    SH           SOLE     NONE        190,000
TIME WARNER INC                     COM         887317105       3,260      180,000    SH           SOLE     NONE        180,000
UNISYS CORP                         COM         909214108       2,859      430,500    SH           SOLE     NONE        430,500
USA MOBILITY INC                    COM         90341G103       5,056      187,397    SH           SOLE     NONE        187,397
VIACOM INC                         CL B         925524308      13,320      403,500    SH           SOLE     NONE        403,500
WENDYS INTL INC                     COM         950590109       1,851       41,000    SH           SOLE     NONE         41,000
WILLIAMS COS INC DEL                COM         969457100       6,470      258,300    SH           SOLE     NONE        258,300
XCEL ENERGY INC                     COM         98389B100       1,471       75,000    SH           SOLE     NONE         75,000
ZOLL MED CORP                       COM         989922109       5,703      217,423    SH           SOLE     NONE        217,423
                                                              333,656


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